Supplementary information on Oil and Gas Exploration and Production (unaudited)	12 Months Ended
Dec. 31, 2025
Supplementary Information On Oil And Gas Exploration And Production
Supplementary information on Oil and Gas Exploration and Production (unaudited)

Supplementary information on Oil and Gas Exploration and Production (unaudited)

In accordance with Codification Topic 932 - Extractive Activities – Oil and Gas, issued by the Financial Accounting Standards Board (FASB), this section provides supplemental information on oil and gas exploration and production activities of the Company. The information included in items (i) through (iii) provides historical cost information pertaining to costs incurred in exploration, property acquisition and development, capitalized costs and results of operations. The information included in items (iv) and (v) presents information on Petrobras’ estimated net proved reserve quantities, standardized measure of estimated discounted future net cash flows related to proven reserves, and changes in estimated discounted future net cash flows.

The Company, on December 31, 2025, maintains activities mainly in Brazil, in addition to activities in Argentina, Colombia and Bolivia, in South America, and  South Africa and São Tomé and Príncipe, in Africa. The equity-accounted investments are comprised of the operations of the joint venture Company MP Gulf of Mexico, LLC (MPGoM), in which Murphy Exploration & Production Company ("Murphy") has 80% stake and Petrobras America Inc ("PAI") 20% stake in United States of America, North America. The Company reports its reserves in Brazil, United States of America and Argentina. Volumes in Bolivia are not registered as the Constitution of this country does not allow. In Colombia, South Africa and São Tomé and Príncipe our activities are exploratory, and therefore, there are no associated reserves.

i) Capitalized costs relating to oil and gas producing activities

As set out in note 26, the Company uses the successful efforts method of accounting for appraisal and development costs of crude oil and natural gas production. In addition, notes 23 and 24 present the accounting policies applied by the Company for recognition, measurement and disclosure of property, plant and equipment and intangible assets.

The following table summarizes capitalized costs for oil and gas exploration and production activities with the related accumulated depreciation, depletion and amortization, and asset retirement obligations:

	Consolidated entities
	Brazil	Abroad				Total	Equity Method Investees
		South America	Africa	Others	Total
December 31, 2025
Unproved oil and gas properties	3,866	207	18	−	225	4,091	−
Proved oil and gas properties	88,550	318	−	−	318	88,868	762
Support Equipment	127,089	596	2	1	599	127,688	−
Gross Capitalized costs	219,505	1,121	20	1	1,142	220,647	762
Depreciation, depletion and amortization	(76,253)	(712)	−	(1)	(713)	(76,966)	(407)
Net capitalized costs	143,252	409	20	−	429	143,681	355
December 31, 2024
Unproved oil and gas properties	2,924	160	−	−	160	3,084	−
Proved oil and gas properties	75,088	284	−	−	284	75,372	651
Support Equipment	95,073	726	−	1	727	95,800	−
Gross Capitalized costs	173,085	1,170	−	1	1,171	174,256	651
Depreciation, depletion and amortization	(57,940)	(815)	−	(1)	(816)	(58,756)	(330)
Net capitalized costs	115,145	355	−	−	355	115,500	321
December 31, 2023
Unproved oil and gas properties	3,764	61	−	−	61	3,825	−
Proved oil and gas properties	82,396	243	−	−	243	82,639	607
Support Equipment	103,284	758	−	1	759	104,043	−
Gross Capitalized costs	189,444	1,062	−	1	1,063	190,507	607
Depreciation, depletion and amortization	(63,003)	(811)	−	(1)	(812)	(63,815)	(289)
Net capitalized costs	126,441	251	−	−	251	126,692	318

ii) Costs incurred in oil and gas property acquisition, exploration and development activities

Costs incurred are summarized below and include both amounts expensed and capitalized:

	Consolidated entities
	Brazil	Abroad			Total	Equity Method Investees
		South America	Africa	Total
December 31, 2025
Acquisition costs:
Proved	207	−	−	−	207	−
Unproved	26	−	18	18	44	−
Exploration costs	1,650	188	−	188	1,838	−
Development costs	16,775	11	−	11	16,786	32
Total	18,658	199	18	217	18,875	32
December 31, 2024
Acquisition costs:
Proved	−	−	−	−	−	−
Unproved	21	−	−	−	21	−
Exploration costs	861	119	−	119	980	−
Development costs	14,007	34	−	34	14,041	14
Total	14,889	153	−	153	15,042	14
December 31, 2023
Acquisition costs:
Proved	−	−	−	−	−	−
Unproved	146	−	−	−	146	−
Exploration costs	862	11	−	11	873	10
Development costs	10,929	53	−	53	10,982	37
Total	11,937	64	−	64	12,001	47

(iii) Results of operations for oil and gas producing activities

The Company’s results of operations from oil and gas producing activities for the years ended December 31, 2025, 2024 and 2023 are shown in the following table. The Company transfers substantially all of its Brazilian crude oil and gas production to the RT&M and G&LCE segments, respectively, in Brazil. The internal transfer prices calculated by the Company’s model may not be indicative of the price the Company would have realized had this production been sold in an unregulated spot market. Additionally, the prices calculated by the Company’s model may not be indicative of the future prices to be realized by the Company. Gas prices used are those set out in contracts with third parties.

Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities, including operating employees’ compensation, materials, supplies, fuel consumed in operations and operating costs related to natural gas processing plants.

Exploration expenses include the costs of geological and geophysical activities and projects without economic feasibility. Depreciation and amortization expenses relate to assets employed in exploration and development activities. In accordance with Codification Topic 932 – Extractive Activities – Oil and Gas, income taxes are based on statutory tax rates, reflecting allowable deductions. Interest income and expense are excluded from the results reported in this table.

	Consolidated entities						Equity Method Investees
	Brazil	Abroad				Total
		South America	North America	Others	Total
December 31, 2025
Net operation revenues:
Sales to third parties	115	113	−	4	117	232	140
Intersegment	59,305	−	−	−	−	59,305	−
	59,420	113	−	4	117	59,537	140
Production costs	(16,250)	(54)	−	(3)	(57)	(16,307)	(36)
Exploration expenses	(1,103)	(114)	−	−	(114)	(1,217)	−
Depreciation, depletion and amortization	(11,673)	(42)	−	−	(42)	(11,715)	(40)
Impairment of oil and gas properties	(1,848)	1	−	−	1	(1,847)	−
Other operating expenses	(2,483)	(9)	55	(4)	42	(2,441)	(7)
Results before income tax expenses	26,063	(105)	55	(3)	(53)	26,010	57
Income tax expenses	(8,880)	36	1	1	38	(8,842)	−
Results of operations (excluding corporate overhead and interest costs)	17,184	(69)	56	(2)	(16)	17,168	57
December 31, 2024
Net operation revenues:
Sales to third parties	175	133	−	−	133	308	170
Intersegment	60,208	−	−	−	−	60,208	−
	60,383	133	−	−	133	60,516	170
Production costs	(15,472)	(59)	−	−	(59)	(15,531)	(50)
Exploration expenses	(901)	(12)	−	−	(12)	(913)	−
Depreciation, depletion and amortization	(9,248)	(44)	−	−	(44)	(9,292)	(36)
Impairment of oil and gas properties	(1,239)	(5)	−	−	(5)	(1,244)	−
Other operating expenses	(5,547)	(5)	71	(1)	65	(5,482)	(10)
Results before income tax expenses	27,977	8	71	(1)	77	28,054	74
Income tax expenses	(9,538)	(3)	2	1	−	(9,538)	−
Results of operations (excluding corporate overhead and interest costs)	18,439	5	73	−	77	18,516	74
December 31, 2023
Net operation revenues:
Sales to third parties	631	136	−	−	136	767	159
Intersegment	66,113	−	−	−	−	66,113	−
	66,744	136	−	−	136	66,880	159
Production costs	(16,946)	(63)	−	−	(63)	(17,009)	(36)
Exploration expenses	(981)	(1)	−	−	(1)	(982)	−
Depreciation, depletion and amortization	(10,186)	(44)	−	−	(44)	(10,230)	(26)
Impairment of oil and gas properties	(2,105)	−	−	−	−	(2,105)	(75)
Other operating expenses	(2,504)	(15)	(8)	(1)	(24)	(2,528)	(25)
Results before income tax expenses	34,023	12	(8)	(1)	3	34,026	(3)
Income tax expenses	(11,568)	(4)	3	1	(1)	(11,569)	−
Results of operations (excluding corporate overhead and interest costs)	22,455	8	(5)	(1)	2	22,457	(3)

(iv) Reserve quantities information

As presented in note 4.1, proved oil and gas reserves are those quantities of oil and gas, which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations – prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain. The project to extract the hydrocarbons must have commenced or there must be reasonable certainty that the project will commence within a reasonable time. Reserves estimate involves a high degree of judgment and complexity and its application affects different items of these Financial Statements.

The Company’s estimated net proved oil and gas reserves and changes thereto for the years 2025, 2024 and 2023 are presented in the following table. Proved reserves are estimated in accordance with the reserve definitions prescribed by the Securities and Exchange Commission.

Proved developed oil and gas reserves are proved reserves that can be expected to be recovered: (i) through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well; and (ii) through installed extraction equipment and infrastructure operational at the time of the reserves estimate if the extraction is done by means not involving a well.

Proved reserves for which substantial new investments in additional wells and related facilities will be required are named proved undeveloped reserves.

Reserve estimates are subject to variations due to technical uncertainties in the reservoir and changes in economic scenarios. A summary of the annual changes in the proved reserves of oil is as follows (in millions of barrels):

	Consolidated Entities				Equity Method Investees
Proved developed and undeveloped reserves (*)	Crude oil in Brazil	Crude Oil in South America	Synthetic Oil in Brazil	Consolidated Total	Crude Oil in North America	Total
At January 1, 2025	9,634	2	−	9,636	13	9,649
Extensions and discoveries	−	2	−	2	2	4
Revisions of previous estimates	1,317	1	−	1,317	3	1,320
Production for the year	(843)	−	−	(843)	(2)	(845)
Reserves at December 31, 2025	10,108	4	−	10,112	16	10,128
At January 1, 2024	9,210	2	−	9,212	16	9,228
Extensions and discoveries	−	−	−	−	−	−
Revisions of previous estimates	1,185	−	−	1,185	−	1,184
Production for the year	(761)	−	−	(761)	(2)	(764)
Reserves at December 31, 2024	9,634	2	−	9,636	13	9,649
At January 1, 2023	8,908	2	−	8,910	16	8,926
Extensions and discoveries	95	−	−	95	−	95
Revisions of previous estimates	1,140	−	−	1,140	2	1,142
Sales of reserves	(147)	−	−	(147)	−	(147)
Production for the year	(786)	−	−	(786)	(2)	(789)
Reserves at December 31, 2023	9,210	2	−	9,212	16	9,228
(*) Apparent differences in the sum of the numbers are due to rounding off.

A summary of the annual changes in the proved reserves of natural gas is as follows (in billions of cubic feet):

	Consolidated Entities				Equity Method Investees
Proved developed and undeveloped reserves (*)	Natural Gas in Brazil	Natural Gas in South America	Synthetic Gas in Brazil	Consolidated Total	Natural Gas in North America	Total
At January 1, 2025	9,582	168	−	9,750	2	9,752
Extensions and discoveries	−	43	−	43	−	43
Revisions of previous estimates	2,023	(2)	−	2,021	−	2,021
Production for the year	(660)	(17)	−	(677)	(1)	(677)
Reserves at December 31, 2025	10,945	192	−	11,137	2	11,139
At January 1, 2024	9,335	163	−	9,498	7	9,504
Extensions and discoveries	−	7	−	7	−	7
Revisions of previous estimates	796	19	−	815	(4)	811
Production for the year	(549)	(20)	−	(569)	(1)	(570)
Reserves at December 31, 2024	9,582	168	−	9,750	2	9,752
At January 1, 2023	8,504	173	−	8,677	6	8,683
Extensions and discoveries	779	15	−	794	−	794
Revisions of previous estimates	673	(5)	−	668	1	669
Sales of reserves	(47)	−	−	(47)	−	(47)
Production for the year	(573)	(20)	−	(594)	(1)	(595)
Reserves at December 31, 2023	9,335	163	−	9,498	7	9,504
(*) Apparent differences in the sum of the numbers are due to rounding off.

Natural gas production volumes used in these tables are the net volumes withdrawn from our proved reserves, including gas consumed in operations and excluding reinjected gas. Our disclosure of proved gas reserves includes gas consumed in operations, which represent 32% of our total proved reserves of natural gas as of December 31, 2025.

The tables below summarize information about the changes in total proved reserves of crude oil and natural gas, in millions of barrels of oil equivalent, in our consolidated entities and equity method investees for 2025, 2024 and 2023:

	Consolidated Entities				Equity Method Investees
Proved developed and undeveloped reserves (*)	Oil equivalent in Brazil	Oil equivalent in South America	Synthetic Oil in Brazil	Consolidated Total	Oil equivalent in North America	Total
At January 1, 2025	11,341	32	−	11,372	14	11,386
Extensions and discoveries	−	9	−	9	2	11
Revisions of previous estimates	1,677	−	−	1,677	3	1,680
Production for the year	(960)	(3)	−	(964)	(2)	(966)
Reserves at December 31, 2025	12,057	38	−	12,095	16	12,112
At January 1, 2024	10,873	31	−	10,904	17	10,921
Extensions and discoveries	−	1	−	1	−	2
Revisions of previous estimates	1,326	4	−	1,330	(1)	1,329
Production for the year	(859)	(4)	−	(863)	(3)	(865)
Reserves at December 31, 2024	11,341	32	−	11,372	14	11,386
At January 1, 2023	10,423	33	−	10,455	17	10,473
Extensions and discoveries	233	3	−	236	−	237
Revisions of previous estimates	1,260	(1)	−	1,259	2	1,262
Sales of reserves	(155)	−	−	(155)	−	(155)
Production for the year	(888)	(4)	−	(892)	(2)	(894)
Reserves at December 31, 2023	10,873	31	−	10,904	17	10,921
(*) Apparent differences in the sum of the numbers are due to rounding off.

In 2025, the Company incorporated 1,680 million boe of proved reserves by revising previous estimates, including:

(i) addition of 1,138 million boe due to the performance of assets, mainly in Búzios, Tupi, Itapu and Mero fields in Santos Basin, and other revisions; and

(ii) addition of 542 million boe, due to the progress in the development of Budião, Budião Noroeste and Budião Sudeste fields in the deep waters of Sergipe-Alagoas Basin, and to new wells mainly in Búzios, Tupi, Marlim Sul and Jubarte fields in Santos and Campos basins.

The Company did not have relevant changes related to the variation in the oil price.

The Company's total proved reserve resulted in 12,112 million boe in 2025, considering the variations above and the reduction in 2025 production of 966 million boe. Production refers to volumes that were previously included in our reserves and, therefore, does not consider natural gas liquids, since the reserve is estimated at a reference point prior to gas processing, except in the United States and Argentina. The production also does not consider volumes of injected gas, the production of Extended Well Tests in exploratory blocks and production in Bolivia, since the Bolivian Constitution does not allow the registration of reserves by the Company.

In 2024, the Company incorporated 1,330 million boe of proved reserves by revising previous estimates, including:

(i) addition of 883 million boe due to new projects, mainly in Atapu and Sépia fields and in other fields in Santos, Campos and Solimões basins; and

(ii) addition of 447 million boe, due to the good performance of assets, mainly in Búzios, Itapu, Tupi and Sépia fields, in the Santos Basin, and other revisions.

The Company did not have relevant changes related to the variation in the oil price.

The Company's total proved reserve resulted in 11,386 million boe in 2024, considering the variations above and the reduction in 2024 production of 865 million boe. Production refers to volumes that were previously included in our reserves and, therefore, does not consider natural gas liquids, since the reserve is estimated at a reference point prior to gas processing, except in the United States and Argentina. The production also does not consider volumes of injected gas, the production of Extended Well Tests in exploratory blocks and production in Bolivia, since the Bolivian Constitution does not allow the registration of reserves by the Company.

In 2023, the Company incorporated 1,262 million boe of proved reserves by revising previous estimates, including:

(i) addition of 1,092 million boe arising from the good performance of assets, mainly in Búzios, Tupi and Atapu fields, in the Santos Basin; and

(ii) addition of 170 million boe due to new projects and other revisions.

The Company did not have relevant changes related to the variation in the oil price.

In addition, the Company incorporated 237 million boe from discoveries and extensions, mainly due to the declaration of commerciality of Raia Manta and Raia Pintada fields (non-operated), in the Campos Basin.

Moreover, proved reserves were reduced by 155 million boe, resulting from sales.

The Company's total proved reserve resulted in 10,921 million boe in 2023, considering the variations above and the reduction in 2023 production of 894 million boe. Production refers to volumes that were previously included in our reserves and, therefore, does not consider natural gas liquids, since the reserve is estimated at a reference point prior to gas processing, except in the United States and Argentina. The production also does not consider volumes of injected gas, the production of Extended Well Tests in exploratory blocks and production in Bolivia, since the Bolivian Constitution does not allow the registration of reserves by the Company.

The tables below present the volumes of proved developed and undeveloped reserves, net, that is, reflecting Petrobras' participation:

	2025
	Crude Oil	Natural Gas	Total oil and gas
	(mmbbl)	(bncf)	(mmboe)
Net proved developed reserves (*):
Consolidated Entities
Brazil	5,394	5,280	6,334
South America, outside Brazil (1)	1	63	12
Total Consolidated Entities	5,395	5,343	6,346
Equity Method Investees
North America (1)	14	2	14
Total Equity Method Investees	14	2	14
Total developed Consolidated and Equity Method Investees	5,409	5,345	6,361
Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	4,714	5,665	5,723
South America, outside Brazil (1)	3	129	26
Total Consolidated Entities	4,717	5,794	5,749
Equity Method Investees
North America (1)	2	−	2
Total Equity Method Investees	2	−	2
Total undeveloped Consolidated and Equity Method Investees	4,719	5,794	5,751
Total proved reserves (developed and undeveloped)	10,128	11,139	12,112
(1) South America oil reserves include 18% of natural gas liquid (NGL) in proved developed reserves and 12% of NGL in proved undeveloped reserves. North America oil reserves include 9% of natural gas liquid (NGL) in proved developed reserves and 0% of NGL in proved undeveloped reserves.
(*) Apparent differences in the sum of the numbers are due to rounding off.

	2024
	Crude Oil	Natural Gas	Total oil and gas
	(mmbbl)	(bncf)	(mmboe)
Net proved developed reserves (*):
Consolidated Entities
Brazil	4,884	5,387	5,843
South America, outside Brazil (1)	1	80	15
Total Consolidated Entities	4,885	5,467	5,858
Equity Method Investees
North America (1)	13	2	14
Total Equity Method Investees	13	2	14
Total developed Consolidated and Equity Method Investees	4,898	5,469	5,872
Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	4,750	4,194	5,497
South America, outside Brazil (1)	1	89	17
Total Consolidated Entities	4,751	4,283	5,514
Equity Method Investees
North America (1)	−	−	−
Total Equity Method Investees	−	−	−
Total undeveloped Consolidated and Equity Method Investees	4,751	4,283	5,514
Total proved reserves (developed and undeveloped)	9,649	9,752	11,386
(1) South America oil reserves include 24% of natural gas liquid (NGL) in proved developed reserves and 24% of NGL in proved undeveloped reserves. North America oil reserves include 14% of natural gas liquid (NGL) in proved developed reserves and 17% of NGL in proved undeveloped reserves.
(*) Apparent differences in the sum of the numbers are due to rounding off.

	2023
	Crude Oil	Natural Gas	Total oil and gas
	(mmbbl)	(bncf)	(mmboe)
Net proved developed reserves (*):
Consolidated Entities
Brazil	4,710	5,522	5,694
South America, outside Brazil (1)	1	92	17
Total Consolidated Entities	4,711	5,614	5,711
Equity Method Investees
North America (1)	14	6	15
Total Equity Method Investees	14	6	15
Total developed Consolidated and Equity Method Investees	4,726	5,620	5,727
Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	4,500	3,814	5,179
South America, outside Brazil (1)	1	70	13
Total Consolidated Entities	4,501	3,884	5,193
Equity Method Investees
North America (1)	2	1	2
Total Equity Method Investees	2	1	2
Total undeveloped Consolidated and Equity Method Investees	4,503	3,885	5,194
Total proved reserves (developed and undeveloped)	9,228	9,504	10,921
(1) South America oil reserves include 25% of natural gas liquid (NGL) in proved developed reserves and 26% of NGL in proved undeveloped reserves. North America oil reserves include 6% of natural gas liquid (NGL) in proved developed reserves and 7% of NGL in proved undeveloped reserves.
(*) Apparent differences in the sum of the numbers are due to rounding.
In 2023, the Company standardized the conversion between gas and oil equivalent to 5,614.65 ft3 = 1 boe, which is equivalent to the conversion used in contracts in Brazil. Quantities from previous years were restated with the new conversion.

(v) Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein

The standardized measure of discounted future net cash flows, related to the above proved oil and gas reserves, is calculated in accordance with the requirements of Codification Topic 932 – Extractive Activities – Oil and Gas.

Estimated future cash inflows from production in Brazil are computed by applying the average price during the 12-month period prior to the ending date of the period covered by the report, determined as an unweighted arithmetic average of the first-day-of-the-month price for each month within such period, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions. Future price changes are limited to those provided by contractual arrangements existing at the end of each reporting year. Future development and production costs are those estimated future expenditures necessary to develop and produce year-end estimated proved reserves based on current costs, including abandonment costs, assuming continuing economic conditions. Estimated future income taxes (including future social contributions on net income - CSLL) are calculated by applying appropriate year-end statutory tax rates. The amounts presented as future income taxes expenses reflect allowable deductions considering statutory tax rates. Discounted future net cash flows are calculated using 10% mid-period discount factors. This discounting requires a year-by-year estimate of when the future expenditures will be incurred and when the reserves will be produced.

The valuation prescribed under Codification Topic 932 – Extractive Activities – Oil and Gas requires assumptions as to the timing and amount of future development and production costs. The calculations are made as of December 31 each year and should not be relied upon as an indication of Petrobras’ future cash flows or the value of its oil and gas reserves.

Standardized measure of discounted future net cash flows:

	Consolidated entities			Equity Method Investees
		Abroad
	Brazil	South America	Total
December 31, 2025
Future cash inflows	739,574	757	740,332	1,013
Future production costs	(301,527)	(439)	(301,966)	(116)
Future development costs	(79,396)	(215)	(79,611)	(27)
Future income tax expenses	(128,329)	(38)	(128,366)	−
Undiscounted future net cash flows	230,322	66	230,388	870
10 percent midyear annual discount for timing of estimated cash flows (1)	(107,129)	(26)	(107,155)	(304)
Standardized measure of discounted future net cash flows	123,193	40	123,233	567
December 31, 2024
Future cash inflows	800,773	579	801,353	941
Future production costs	(304,051)	(336)	(304,387)	(139)
Future development costs	(74,770)	(107)	(74,877)	(34)
Future income tax expenses	(149,968)	(58)	(150,026)	−
Undiscounted future net cash flows	271,984	78	272,062	768
10 percent midyear annual discount for timing of estimated cash flows (1)	(128,559)	(31)	(128,590)	(262)
Standardized measure of discounted future net cash flows	143,425	47	143,473	506
December 31, 2023
Future cash inflows	819,428	650	820,078	1,213
Future production costs	(348,787)	(354)	(349,142)	(191)
Future development costs	(64,121)	(113)	(64,235)	(13)
Future income tax expenses	(140,774)	(43)	(140,818)	−
Undiscounted future net cash flows	265,745	139	265,884	1,009
10 percent midyear annual discount for timing of estimated cash flows (1)	(120,216)	(46)	(120,262)	(319)
Standardized measure of discounted future net cash flows	145,529	93	145,622	691
(1) Semiannual capitalization
Apparent differences in the sum of the numbers are due to rouding.

Changes in discounted net future cash flows:

	Consolidated entities			Equity Method Investees
		Abroad
	Brazil	South America	Total
Balance at January 1, 2025	143,425	47	143,472	506
Sales and transfers of oil and gas, net of production cost	(43,169)	(44)	(43,213)	(104)
Development cost incurred	16,775	11	16,786	32
Net change due to purchases and sales of minerals in place	−	−	−	−
Net change due to extensions, discoveries and improved recovery related costs	−	61	61	62
Revisions of previous quantity estimates	34,971	(2)	34,968	92
Net change in prices, transfer prices and in production costs	(36,812)	14	(36,798)	(12)
Changes in estimated future development costs	(17,913)	(71)	(17,984)	(2)
Accretion of discount	14,343	10	14,353	49
Net change in income taxes	11,574	20	11,594	−
Other - unspecified	−	(6)	(6)	(56)
Balance at December 31, 2025	123,193	40	123,233	567
Balance at January 1, 2024	145,529	93	145,622	691
Sales and transfers of oil and gas, net of production cost	(44,911)	(52)	(44,963)	(119)
Development cost incurred	14,007	34	14,040	14
Net change due to purchases and sales of minerals in place	−	−	−	−
Net change due to extensions, discoveries and improved recovery related costs	−	7	7	2
Revisions of previous quantity estimates	32,619	26	32,645	(31)
Net change in prices, transfer prices and in production costs	10,226	(41)	10,185	(71)
Changes in estimated future development costs	(23,749)	(18)	(23,767)	(6)
Accretion of discount	14,553	13	14,566	60
Net change in income taxes	(4,848)	(17)	(4,865)	−
Other - unspecified	−	3	3	(32)
Balance at December 31, 2024	143,425	47	143,472	506
Balance at January 1, 2023	191,383	141	191,524	886
Sales and transfers of oil and gas, net of production cost	(49,797)	(54)	(49,851)	(123)
Development cost incurred	10,929	53	10,982	37
Net change due to purchases and sales of minerals in place	(3,894)	−	(3,894)	−
Net change due to extensions, discoveries and improved recovery related costs	5,858	19	5,876	11
Revisions of previous quantity estimates	31,616	3	31,619	82
Net change in prices, transfer prices and in production costs	(63,907)	(97)	(64,004)	(201)
Changes in estimated future development costs	(16,409)	(27)	(16,436)	(17)
Accretion of discount	19,138	20	19,159	68
Net change in income taxes	20,611	30	20,641	−
Other - unspecified	−	5	5	(53)
Balance at December 31, 2023	145,529	93	145,622	691
Apparent differences in the sum of the numbers are due to rounding.